Commitments and Contingencies - Leases (Details) £ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ($)	Jun. 30, 2003 GBP (£)	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Primary Capital Leases
Capital lease obligation			$ 54
Minimum lease payments under capital leases
2017			9
2018			7
2019			5
2020			4
2021			4
After 2021			30
Total			59
Less: Amounts representing interest			5
Less: Current obligations under capital leases			9
Long-term obligations under capital leases			45	$ 46
Minimum lease payments under operating leases
2017			210
2018			161
2019			119
2020			89
2021			58
After 2021			188
Total			825
Warranties/Guarantees:
Accrued product warranty liabilities			47	28
Unconditional Purchase Obligations
Due in 2017			193
Due in 2018			189
Due in 2019			123
Due in 2020			54
Due in 2021			24
Due after 2021			25
Total unconditional purchase obligation commitment			608
Capital and Operating Leases:
Rental expense under operating leases			$ 318	$ 316	$ 332
Number of primary capital leases | lease			3
Capital and operating leases with non-cancelable terms, low end of range			1 year
Building in United Kingdom
Primary Capital Leases
Capital lease term (in years)		22 years
Capital lease obligation		£ 33.5	$ 41
IT Investment
Primary Capital Leases
Capital lease term (in years)	7 years
Capital lease obligation	$ 50
City of Nevada, MO leaseback capital lease obligation
Primary Capital Leases
Capital lease obligation			$ 12		$ 15